Investments - Components of Net Investment Return (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Net interest and dividend income	$ 42.1	$ 21.3
Investment expenses	(1.1)	(0.9)
Net investment income	41.0	20.4
Net realized losses on fixed maturity securities, available-for-sale	(7.4)	0.0
Net realized gains on other investments	0.0	2.2
Change in net unrealized (losses)/gains on other investments	(0.5)	2.0
Provision for expected credit losses	(1.1)	(1.4)
Net realized and unrealized investment (losses)/gains	(9.0)	2.8
Total realized and unrealized investments gains/(losses) and net investment income	$ 32.0	$ 23.2